As filed with the Securities and Exchange Commission on March 23, 2020

Registration No. 333-236316

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Puritan Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY® EVENT DRIVEN OPPORTUNITIES FUND

A SERIES OF

FIDELITY CONCORD STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity® Event Driven Opportunities Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity® Event Driven Opportunities Fund (the fund) will be held at an office of Fidelity Concord Street Trust (the trust), 245 Summer Street, Boston, Massachusetts 02210 (at the corner of Summer Street and Dorchester Avenue, next to Boston’s South Station) on May 20, 2020 at 7:30 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1)

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Event Driven Opportunities Fund to Fidelity® Low-Priced Stock Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Low-Priced Stock Fund and the assumption by Fidelity® Low-Priced Stock Fund of Fidelity® Event Driven Opportunities Fund’s liabilities, in complete liquidation of Fidelity® Event Driven Opportunities Fund.

The Board of Trustees has fixed the close of business on March 23, 2020 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

CYNTHIA LO BESSETTE

Secretary

March 23, 2020

Your vote is important – please vote your shares promptly.

Shareholders are invited to attend the fund’s Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing a proxy card may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy. For example:

		REGISTRATION	VALID SIGNATURE

A.	1)	ABC Corp.	John Smith, Treasurer

	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2)	ABC Trust	Ann B. Collins, Trustee

	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote.

This Page is Intentionally Left Blank

FIDELITY® EVENT DRIVEN OPPORTUNITIES FUND

A SERIES OF

FIDELITY CONCORD STREET TRUST

FIDELITY® LOW-PRICED STOCK FUND

A SERIES OF

FIDELITY PURITAN TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

PROXY STATEMENT AND PROSPECTUS

MARCH 23, 2020

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® Event Driven Opportunities Fund (the fund), a series of Fidelity Concord Street Trust (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity® Event Driven Opportunities Fund and at any adjournments thereof (the Meeting), to be held on May 20, 2020 at 7:30 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company LLC (FMR or the Adviser), the fund’s manager.

As more fully described in the Proxy Statement, shareholders of Fidelity® Event Driven Opportunities Fund are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Fidelity® Event Driven Opportunities Fund by Fidelity® Low-Priced Stock Fund. The transaction contemplated by the Agreement is referred to as the Reorganization.

If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of Fidelity® Event Driven Opportunities Fund will become a shareholder of Fidelity® Low-Priced Stock Fund. Fidelity® Event Driven Opportunities Fund will transfer all of its assets to Fidelity® Low-Priced Stock Fund in exchange solely for shares of beneficial interest of Fidelity® Low-Priced Stock Fund and the assumption by Fidelity® Low-Priced Stock Fund of Fidelity® Event Driven Opportunities Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 19, 2020, or such other time and date as the parties may agree (the Closing Date). If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Event Driven Opportunities Fund and the fund would liquidate on or about June 19, 2020.

Fidelity® Low-Priced Stock Fund (together with Fidelity® Event Driven Opportunities Fund, the funds), an equity fund, is a diversified series of Fidelity Puritan Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Low-Priced Stock Fund seeks capital appreciation. Fidelity® Low-Priced Stock Fund seeks to achieve its investment objective by normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about March 23, 2020. The Proxy Statement sets forth concisely the information about the Reorganization and Fidelity® Low-Priced Stock Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i)	the Statement of Additional Information dated March 23, 2020, relating to this Proxy Statement;

(ii)	the Prospectus for Fidelity® Low-Priced Stock Fund dated September 28, 2019, which accompanies this Proxy Statement;

(iii)	the Statement of Additional Information for Fidelity® Low-Priced Stock Fund dated September 28, 2019, as supplemented;

(iv)	the Prospectus for Fidelity® Event Driven Opportunities Fund dated June 29, 2019, as supplemented; and

(v)	the Statement of Additional Information for Fidelity® Event Driven Opportunities Fund dated June 29, 2019.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting Fidelity Concord Street Trust or Fidelity Puritan Trust at: Fidelity Distributors Company LLC (FDC), 245 Summer Street, Boston, Massachusetts 02210, by calling 1-800-544-8544, or by logging on to www.fidelity.com.

The trust and Fidelity Puritan Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Fidelity® Low-Priced Stock Fund carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the “Proposed Transaction” below, shareholders of Fidelity® Event Driven Opportunities Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Event Driven Opportunities Fund by Fidelity® Low-Priced Stock Fund.

Shareholders of record as of the close of business on March 23, 2020 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Fidelity® Event Driven Opportunities Fund will become a shareholder of Fidelity® Low-Priced Stock Fund instead. Fidelity® Event Driven Opportunities Fund will transfer all of its assets to Fidelity® Low-Priced Stock Fund in exchange solely for shares of beneficial interest of Fidelity® Low-Priced Stock Fund and the assumption by Fidelity® Low-Priced Stock Fund of Fidelity® Event Driven Opportunities Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity® Event Driven Opportunities Fund will receive shares of the corresponding class of Fidelity® Low-Priced Stock Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. The fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

•	The Reorganization will permit shareholders to pursue the same investment objective in a larger, diversified, and more successful fund.

•	Fidelity® Event Driven Opportunities Fund’s shareholders are expected to benefit from an expense reduction.

•	Over the long-term, Fidelity® Low-Priced Stock Fund has outperformed Fidelity® Event Driven Opportunities Fund over all standard time periods.

•	The Reorganization will qualify as a tax-free reorganization for federal income tax purposes

For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Fidelity® Low-Priced Stock Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization.

As provided in the Agreement, Fidelity® Event Driven Opportunities Fund will distribute the corresponding retail class of shares of Fidelity® Low-Priced Stock Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity® Low-Priced Stock Fund equal in value to the net asset value of shares of Fidelity® Event Driven Opportunities Fund held by such shareholder on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

What class of shares of Fidelity® Low-Priced Stock Fund will I receive?

Holders of Fidelity® Event Driven Opportunities Fund will receive the corresponding retail class of shares (Fidelity® Low-Priced Stock Fund) of Fidelity® Low-Priced Stock Fund.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Fidelity® Event Driven Opportunities Fund or to Fidelity® Low-Priced Stock Fund or to the shareholders of any fund except that Fidelity® Event Driven Opportunities Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting.

For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although the funds have similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund:

Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund

The Adviser normally invests the fund’s assets primarily in common stocks. The Adviser may invest the fund’s assets in lower-quality debt securities.	The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser invests the fund’s assets in securities of companies that the Adviser believes are involved in a special situation event. The types of companies in which the fund may invest include, but are not limited to, companies involved in a corporate reorganization, such as a spin-off or merger; companies that are no longer eligible to be a component of a market index based on the eligibility criteria established by the index sponsor; companies that are undergoing changes in beneficial ownership; companies experiencing positive fundamental change, such as new or changed management, or material changes in management policies or corporate structure; companies undergoing changes in corporate strategy through bankruptcy process; and companies involved in changes to their capital structure.

The Adviser normally invests at least 80% of the fund’s assets in low-priced stocks. Low-priced stocks are those that are priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share. For convertible preferred stocks, the Adviser may consider the price of the security itself or the price of the security into which it is convertible.

The fund’s strategy is based on the premise that low-priced stocks may offer significant growth potential because they are often overlooked by many investors or because the public is overly pessimistic about the issuer’s prospects. The fund’s strategy can lead to investments in small and medium-sized companies. The Adviser may also invest the fund’s assets in stocks not considered low-priced.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in a single issuer.	No corresponding principal strategy.

Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund:

Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation	Diversification. The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

No corresponding policy or limitation.	Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single

Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund
open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund’s total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund’s taxable year.

Diversification. The fund intends to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.

No corresponding policy or limitation.	Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® Low-Priced Stock Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund:

Management of the Funds

The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the fund’s investments and handling their business affairs. As of January 1, 2020, FMR had approximately $2.6 trillion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom is a sub-adviser to Fidelity® Low-Priced Stock Fund. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong and Fidelity Management & Research (Japan) Limited (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, are sub-advisers to Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund. FMR is expected to continue serving as manager, and FMR UK, FMR H.K, and FMR Japan are expected to continue serving as sub-advisers of the combined fund after the Reorganization.

Arvind Navaratnam is portfolio manager of Fidelity® Event Driven Opportunities Fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Navaratnam has worked as a research analyst and portfolio manager.

Joel Tillinghast is lead portfolio manager of Fidelity® Low-Priced Stock Fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-manager of Fidelity® Low-Priced Stock Fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of Fidelity® Low-Priced Stock Fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

John Mirshekari is co-manager of Fidelity® Low-Priced Stock Fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Morgen Peck is co-manager of Fidelity® Low-Priced Stock Fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of Fidelity® Low-Priced Stock Fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Messrs. Tillinghast, Chamovitz, Hart, Mirshekari, and Riaz, as well as Ms. Peck are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of each fund’s Statement of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each fund pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For October 2019, the group fee rate for Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund was 0.24%. The individual fund fee rate is 0.60% of average net assets for Fidelity® Event Driven Opportunities Fund and 0.35% of average net assets for Fidelity® Low-Priced Stock Fund.

The performance adjustment rate for Fidelity® Event Driven Opportunities Fund is calculated monthly by comparing over the performance period the fund’s performance to that of the Russell 3000® Index.

For Fidelity® Event Driven Opportunities Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of each fund’s average net assets over the performance period.

The performance adjustment rate for Fidelity® Low-Priced Stock Fund is calculated monthly by comparing over the performance period the fund’s performance to that of the Russell 2000® Index.

For Fidelity® Low-Priced Stock Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund’s average net assets over the performance period.

The performance period for each fund is the most recent 36 month period.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Event Driven Opportunities Fund is available in the fund’s annual report for the fiscal period ended April 30, 2019.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Low-Priced Stock Fund is available in the fund’s semi-annual report for the fiscal period ended January 31, 2019.

If approved, the combined fund will retain Fidelity® Low-Priced Stock Fund’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contract(s)” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense Arrangements

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund Operating Expenses” below.

If the proposed Reorganization is not approved, the fund will maintain its current expense structure until its liquidation, as discussed in greater detail below.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

If the Reorganization is approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund for the 12 months ended October 31, 2019, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Attachment 1 shows the fees and expenses of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund for the 12 months ended October 31, 2019, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization but excluding performance adjustments for each fund.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for Fidelity® Event Driven Opportunities Fund shareholders. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month. As a result, the rates contained under “Management fee” and “Total annual operating expenses” for the Pro forma combined fund may vary from what is shown in the table below.

Retail Class

Shareholder Fees (paid directly from your investment)

	Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund	Fidelity® Low-Priced Stock Fund Pro forma Combined

Maximum sales charge (load) on purchases	None	None	None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund	Fidelity® Low-Priced Stock Fund Pro forma Combined(a)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.67%	0.40%	0.40%

Distribution and/or Service (12b-1) fees	None	None	None

Other expenses	0.29%	0.15%	0.15%

Acquired fund fees and expenses	0.01%	0.00%	0.00%

Total annual operating expenses	0.97%	0.55%	0.55%

(a)	Based on estimated expenses for the 12 months ended October 31, 2019.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Attachment 2 illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization, but excluding performance adjustments for each fund.

Retail Class

	Fidelity® Event Driven Opportunities Fund		Fidelity® Low-Priced Stock Fund		Fidelity® Low-Priced Stock Fund – Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 Year	$99	$99	$56	$56	$56	$56

3 Year	$309	$309	$176	$176	$176	$176

5 Year	$536	$536	$307	$307	$307	$307

10 Year	$1,190	$1,190	$689	$689	$689	$689

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

Except as discussed below, the procedures for purchasing shares of the funds are the same.

On January 15, 2020, Fidelity® Event Driven Opportunities Fund closed to new accounts pending the Reorganization. Shareholders of Fidelity® Event Driven Opportunities Fund as of that date can continue to purchase shares of the fund. Shareholders of Fidelity® Event Driven Opportunities Fund may redeem shares of the fund through the Closing Date of the fund’s Reorganization.

Aside from the closing of Fidelity® Event Driven Opportunities Fund, the procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Event Driven Opportunities Fund. Prior to such liquidation the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. In this event, effective after the close of business on May 20, 2020, the fund will no longer permit new positions in the fund to be opened. Existing shareholders will be permitted to continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation on or about June 19, 2020.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

The fund’s dividend and distribution policies differ. Fidelity® Event Driven Opportunities Fund normally pays dividends and capital gain distributions in June and December, while Fidelity® Low-Priced Stock Fund normally pays dividends and capital gain distributions in September and December. If the Reorganization is approved, the dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Fidelity® Low-Priced Stock Fund.

On or before the Closing Date, Fidelity® Event Driven Opportunities Fund may declare additional dividends or other distributions in order to distribute its net taxable income and net realized capital gain (if any).

Whether or not the Reorganization is approved, Fidelity® Event Driven Opportunities Fund is required to recognize gain or loss on any assets subject to “mark-to-market” tax accounting held by the fund on the last day of its taxable year, which is April 30th. If the Reorganization is approved, gains or losses on such assets held on the Closing Date by Fidelity® Event Driven Opportunities Fund may be required to be recognized on the Closing Date.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Fidelity® Event Driven Opportunities Fund will bear the cost of the Reorganization.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and similar strategies as described above, the funds are subject to similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

What additional risks are associated with an investment in Fidelity® Event Driven Opportunities Fund?

Fidelity® Event Driven Opportunities Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in Fidelity® Low-Priced Stock Fund:

Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities in companies involved in a special situation event can perform differently from the market as a whole and other types of stocks, and can be more volatile than that of other issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Fidelity® Event Driven Opportunities Fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

What additional risks are associated with an investment in Fidelity® Low-Priced Stock Fund?

Fidelity® Low-Priced Stock Fund is subject to the following principal risk, which is not a principal risk generally associated with an investment Fidelity® Event Driven Opportunities Fund:

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the funds’ prospectuses. Past performance before or after taxes is not an indication of future performance.

Year-by-Year Returns

Fidelity® Event Driven Opportunities Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.28%	December 31, 2016
Lowest Quarter Return	(21.33)%	December 31, 2018

Fidelity® Low-Priced Stock Fund - Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.97%	March 31, 2012
Lowest Quarter Return	(15.81)%	September 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Fidelity® Event Driven Opportunities Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Life of fund(a)

Fidelity® Event Driven Opportunities Fund

Return Before Taxes	5.53%	4.08%	5.41%

Return After Taxes on Distributions	5.53%	3.02%	4.41%

Return After Taxes on Distributions and Sale of Fund Shares	3.27%	3.10%	4.15%

Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	31.02%	11.24%	12.14%

(a)	From December 12, 2013

Fidelity® Low-Priced Stock Fund

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years

Fidelity® Low-Priced Stock Fund (Retail Class)

Return Before Taxes	25.66%	7.92%	11.71%

Return After Taxes on Distributions	23.19%	5.99%	10.13%

Return After Taxes on Distributions and Sale of Fund Shares	16.66%	5.96%	9.46%

Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	25.52%	8.23%	11.83%

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® EVENT DRIVEN OPPORTUNITIES FUND AND FIDELITY® LOW-PRICED STOCK FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Low-Priced Stock Fund acquiring as of the Closing Date all of the assets of Fidelity® Event Driven Opportunities Fund in exchange solely for shares of Fidelity® Low-Priced Stock Fund and the assumption by Fidelity® Low-Priced Stock Fund of Fidelity® Event Driven Opportunities Fund’s liabilities; and (b) the distribution of shares of Fidelity® Low-Priced Stock Fund to the shareholders of Fidelity® Event Driven Opportunities Fund as provided for in the Agreement.

The value of Fidelity® Event Driven Opportunities Fund’s assets to be acquired by Fidelity® Low-Priced Stock Fund and the amount of its liabilities to be assumed by Fidelity® Low-Priced Stock Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Low-Priced Stock Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Low-Priced Stock Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Fidelity® Low-Priced Stock Fund will deliver to Fidelity® Event Driven Opportunities Fund, and Fidelity® Event Driven Opportunities Fund will distribute to its shareholders of record, shares of Fidelity® Low-Priced Stock Fund so that each Fidelity® Event Driven Opportunities Fund shareholder will receive the number of full and fractional shares of Fidelity® Low-Priced Stock Fund equal in value to the aggregate net asset value of shares of Fidelity® Event Driven Opportunities Fund held by such shareholder on the Closing Date; Fidelity® Event Driven Opportunities Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Event Driven Opportunities Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Low-Priced Stock Fund due that shareholder. The net asset value per share of Fidelity® Low-Priced Stock Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Low-Priced Stock Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Event Driven Opportunities Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Event Driven Opportunities Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Event Driven Opportunities Fund is liquidated.

Fidelity® Event Driven Opportunities Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation

All of the current investments of Fidelity® Event Driven Opportunities Fund are permissible investments for Fidelity® Low-Priced Stock Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Low-Priced Stock Fund that occur after the Closing Date will be borne by Fidelity® Low-Priced Stock Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Event Driven Opportunities Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on January 15, 2020. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity® Event Driven Opportunities Fund’s shareholders to pursue the same investment objective in a larger, diversified, and more successful fund. The Board considered that Fidelity® Event Driven Opportunities Fund’s shareholders are expected to benefit from an expense reduction of approximately 0.39% (based on actual expenses, excluding performance adjustments and acquired fund fees and expenses, if any) for the twelve months ended October 31, 2019. Because performance fees can vary significantly and cannot be predicted from year to year, comparing total expenses excluding performance fees may provide better insight into a fund’s ongoing operating expenses. The Board also reviewed a chart showing the historical monthly performance fee adjustments (in basis points) for each fund to illustrate the volatility, noting the projected merger benefit including performance fees (based solely on the fee calculated for the month ended December 31, 2019) would be lower. The Board considered that over the long-term, Fidelity® Low-Priced Stock Fund has outperformed Fidelity® Event Driven Opportunities Fund over all standard time periods. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Fidelity® Low-Priced Stock Fund is a series of Fidelity Puritan Trust. The Trustees of Fidelity Puritan Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Low-Priced Stock Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Low-Priced Stock Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Low-Priced Stock Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Low-Priced Stock Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trusts – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

Fidelity Puritan Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trusts – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Low-Priced Stock Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section and the “Exchanging Shares” sections, respectively, of Fidelity® Low-Priced Stock Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Event Driven Opportunities Fund’s assets for Fidelity® Low-Priced Stock Fund’s shares and the assumption of the liabilities of Fidelity® Event Driven Opportunities Fund by Fidelity® Low-Priced Stock Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund, substantially to the effect that:

(i) The acquisition by Fidelity® Low-Priced Stock Fund of substantially all of the assets of Fidelity® Event Driven Opportunities Fund in exchange solely for Fidelity® Low-Priced Stock Fund shares and the assumption by Fidelity® Low-Priced Stock Fund of all liabilities of Fidelity® Event Driven Opportunities Fund followed by the distribution of Fidelity® Low-Priced Stock Fund shares to the Fidelity® Event Driven Opportunities Fund shareholders in exchange for their Fidelity® Event Driven Opportunities Fund shares in complete liquidation and termination of Fidelity® Event Driven Opportunities Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Fidelity® Event Driven Opportunities Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Low-Priced Stock Fund in exchange solely for Fidelity® Low-Priced Stock Fund shares and the assumption by Fidelity® Low-Priced Stock Fund of all liabilities of Fidelity® Event Driven Opportunities Fund, except that Fidelity® Event Driven Opportunities Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Fidelity® Event Driven Opportunities Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Low-Priced Stock Fund shares received by Fidelity® Event Driven Opportunities Fund in the Reorganization;

(iv) Fidelity® Low-Priced Stock Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Event Driven Opportunities Fund in exchange solely for Fidelity® Low-Priced Stock Fund shares and the assumption of all liabilities of Fidelity® Event Driven Opportunities Fund;

(v) The adjusted basis to Fidelity® Low-Priced Stock Fund of the assets of Fidelity® Event Driven Opportunities Fund received by Fidelity® Low-Priced Stock Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Event Driven Opportunities Fund immediately before the exchange;

(vi) Fidelity® Low-Priced Stock Fund’s holding periods with respect to the assets of Fidelity® Event Driven Opportunities Fund that Fidelity® Low-Priced Stock Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Event Driven Opportunities Fund (except where investment activities of Fidelity® Low-Priced Stock Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Fidelity® Event Driven Opportunities Fund shareholders will recognize no gain or loss upon receiving Fidelity® Low-Priced Stock Fund shares in exchange solely for Fidelity® Event Driven Opportunities Fund shares;

(viii) The aggregate basis of the Fidelity® Low-Priced Stock Fund shares received by a Fidelity® Event Driven Opportunities Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Event Driven Opportunities Fund shares surrendered by the Fidelity® Event Driven Opportunities Fund shareholder in exchange therefor; and

(ix) A Fidelity® Event Driven Opportunities Fund shareholder’s holding period for the Fidelity® Low-Priced Stock Fund shares received by the Fidelity® Event Driven Opportunities Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Event Driven Opportunities Fund shareholder held Fidelity® Event Driven Opportunities Fund shares surrendered in exchange therefor, provided that the Fidelity® Event Driven Opportunities Fund shareholder held such shares as a capital asset on the date of the Reorganization.

The Reorganization could trigger tax rules that would impose annual limits on Fidelity® Low-Priced Stock Fund’s ability to use Fidelity® Event Driven Opportunities Fund’s net realized losses (if any) and net unrealized losses (if any) to offset gains following the Reorganization. These losses do not expire and thus the limits will not prevent Fidelity® Low-Priced Stock Fund from eventually using these losses, but, based on data as of October 31, 2019, it could take over 30 years for Fidelity® Event Driven Opportunities Fund’s losses to become fully available to Fidelity® Low-Priced Stock Fund.

In addition, based on data as of October 31, 2019, Fidelity® Event Driven Opportunities Fund shareholders would be transitioning in the Reorganization from a fund with substantial realized losses and significantly smaller net unrealized gains to a fund with substantial net unrealized gains, and consequently could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Fidelity® Event Driven Opportunities Fund continued as a separate fund. As noted above, however, if the proposed Reorganization does not take place, the Board of Trustees has approved a plan of liquidation for Fidelity® Event Driven Opportunites Fund.

The table below shows each fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of October 31, 2019. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Fidelity® Low-Priced Stock Fund following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of October 31, 2019 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Current Fiscal Year Net Realized Gains/ (Losses)		Net Unrealized Gains/ (Losses)
Fidelity® Event Driven Opportunities Fund	April	$125.4	($38.7)	($26.1)		$4.2
Fidelity® Low-Priced Stock Fund	July	$28,912.9	$0	$0	(a)	$13,536.3

(a)

Fidelity® Low-Priced Stock Fund had approximately $8.9 million of net realized gains as of October 31, 2019, but already distributed those gains in December 2019 as part of its normal December distribution.

Shareholders of Fidelity® Event Driven Opportunities Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Fidelity® Event Driven Opportunities Fund is a non-diversified series of Fidelity Concord Street Trust, an open-end management investment company organized as a Massachusetts business trust on July 10, 1987. Fidelity® Low-Priced Stock Fund is a diversified series of Fidelity Puritan Trust, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity® Event Driven Opportunities Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Low-Priced Stock Fund Following the Reorganization

FMR does not expect Fidelity® Low-Priced Stock Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Low-Priced Stock Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Low-Priced Stock Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Event Driven Opportunities Fund and the corresponding class of shares of Fidelity® Low-Priced Stock Fund as of February 29, 2020, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 29, 2020, the net assets of Fidelity® Event Driven Opportunities Fund were $83,598,274 or 0.3% of Fidelity® Low-Priced Stock Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Fidelity® Event Driven Opportunities Fund(a)	$83,598,274	$9.60	8,711,946

Fidelity® Low-Priced Stock Fund	$21,265,475,616	$43.52	488,628,932

Fidelity® Low-Priced Stock Fund Pro Forma Combined Fund	$21,349,073,890	$43.52	490,549,848

(a)	Fidelity® Event Driven Opportunities Fund’s estimated one time proxy costs of $18,000 not included in the Pro Forma.

The table above assumes that the Reorganization occurred on February 29, 2020. The table is for information purposes only. No assurance can be given as to how many Fidelity® Low-Priced Stock Fund shares will be received by shareholders of Fidelity® Event Driven Opportunities Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Low-Priced Stock Fund that actually will be received on or after that date.

The Acquiring Fund will be the accounting survivor.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Concord Street Trust and Fidelity Puritan Trust at a meeting held on January 15, 2020. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund and that the interests of existing shareholders of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Event Driven Opportunities Fund and the fund would liquidate on or about June 19, 2020.

The Board of Trustees of Fidelity® Event Driven Opportunities Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Fidelity® Low-Priced Stock Fund’s financial highlights for the fiscal year ended July 31, 2019, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

Fidelity® Event Driven Opportunities Fund’s financial highlights for the fiscal year ended April 30, 2019, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund’s prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended October 31, 2019. Fidelity® Event Driven Opportunities Fund’s updated financial highlights are incorporated herein by reference

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the/ Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 23, 2020. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Computershare Limited may be paid on a per-call basis to solicit shareholders by telephone on behalf of Fidelity® Event Driven Opportunities Fund at an anticipated cost of approximately $3,500. Fidelity® Event Driven Opportunities Fund may also arrange to have votes recorded by telephone. Computershare Limited may be paid on a per-call basis for vote-by-phone solicitations on behalf of Fidelity® Event Driven Opportunities Fund at an anticipated cost of approximately $1,500.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

The expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by Fidelity® Event Driven Opportunities Fund.

The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

For a free copy of Fidelity® Event Driven Opportunities Fund’s annual report for the fiscal year ended April 30, 2019 and semiannual report for the fiscal period ended October 31, 2019 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity® Low-Priced Stock Fund’s annual report for the fiscal year ended July 31, 2019 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on March 23, 2020 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted

One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

We intend to hold the Meeting in person. However, we are actively monitoring the coronavirus (COVID-19); we are sensitive to the public health and travel concerns our shareholders may have and the protocols that federal, state, and local governments may impose. In the event it is not possible or advisable for shareholders to attend the Meeting in person, we will announce alternative arrangements for the Meeting as promptly as practicable, which may include holding the Meeting by means of remote communication. Please monitor the website at www.proxy-direct.com/fidelity for updated information. If you are planning to attend the Meeting, please check the website one week prior to the Meeting date. As always, we encourage you to vote your shares prior to the Meeting.

Share Ownership

As of January 31, 2020, shares of each class of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund issued and outstanding were as follows:

Number of Shares

Fidelity® Event Driven Opportunities Fund	9,246,555

Fidelity® Low-Priced Stock Fund – Retail Class	493,590,609

Fidelity® Low-Priced Stock Fund – Class K	107,907,312

As of January 31, 2020, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.

To the knowledge of each trust, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.

Required Vote

Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of Fidelity® Event Driven Opportunities Fund. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the’ Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Fidelity® Low-Priced Stock Fund shares have been passed upon by Dechert LLP, counsel to Fidelity Puritan Trust.

Experts

The audited financial statements of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Fidelity® Event Driven Opportunities Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2019 and the Fidelity® Low-Priced Stock Fund‘s Annual Report to Shareholders for the fiscal year ended July 31, 2019. The financial statements audited by PricewaterhouseCoopers LLC have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for Fidelity® Event Driven Opportunities Fund for the six-month period ended October 31, 2019 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Concord Street Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 900 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of March 23, 2020, by and between Fidelity Concord Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® Event Driven Opportunities Fund (the Acquired Fund), and Fidelity Puritan Trust, a Massachusetts business trust, on behalf of its series Fidelity® Low-Priced Stock Fund (the Acquiring Fund). Fidelity Concord Street Trust and Fidelity Puritan Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated June 29, 2019, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired

Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at April 30, 2019, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended October 31, 2019. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of April 30, 2019 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since April 30, 2019;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on April 30, 2020 and its short taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated July 31. 2019, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at July 31, 2019, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2019 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since July 31, 2019;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquir-

ing Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on July 31, 2020;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms , subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, on Form N-1A (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Clos-

ing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement,

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on June 19, 2020, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all appli-

cable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That there has been no material adverse change in the Acquired Fund’s financial position since April 30, 2019, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions,

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Attachment 1

The following tables show the fees and expenses of Fidelity® Event Driven Opportunities Fund and Fidelity® Low-Priced Stock Fund for the 12 months ended October 31, 2019, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization, but excluding performance adjustments for all funds. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month.

Retail Class

Shareholder Fees (paid directly from your investment)

	Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund	Fidelity® Low-Priced Stock Fund Pro forma Combined

Maximum sales charge (load) on purchases	None	None	None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Event Driven Opportunities Fund	Fidelity® Low-Priced Stock Fund	Fidelity® Low-Priced Stock Fund Pro forma Combined(a)

Management fee	0.84%	0.59%	0.59%

Distribution and/or Service (12b-1) fees	None	None	None

Other expenses	0.29%	0.15%	0.15%

Acquired fund fees and Expenses	0.01%	0.00%	0.00%

Total annual operating expenses	1.14%	0.74%	0.74%

(a)	Based on estimated expenses for the 12 months ended October 31, 2019.

Attachment 2

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1 (which excludes performance adjustments for all funds), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Retail Class

	Fidelity® Event Driven Opportunities Fund		Fidelity® Low-Priced Stock Fund		Fidelity® Low-Priced Stock Fund – Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 Year	$116	$116	$76	$76	$76	$76

3 Year	$362	$362	$237	$237	$237	$237

5 Year	$628	$628	$411	$411	$411	$411

10 Year	$1,386	$1,386	$918	$918	$918	$918

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

EDO20-PXS-0320	1.9898174.100

Fidelity® Low-Priced Stock Fund

Class/Ticker

Fidelity® Low-Priced Stock Fund/FLPSX

In this prospectus, the term “shares” (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

September 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue to print)	1-800-343-0860

Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary’s phone number

Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	Fidelity® Low-Priced Stock Fund
Fund Basics	8	Investment Details
	10	Valuing Shares
Shareholder Information	12	Additional Information about the Purchase and Sale of Shares
	18	Exchanging Shares
	18	Features and Policies
	20	Dividends and Capital Gain Distributions
	21	Tax Consequences
Fund Services	22	Fund Management
	24	Fund Distribution
Appendix	26	Financial Highlights
	28	Additional Index Information

Prospectus	2

Fund Summary

Fund/Class:

Fidelity® Low-Priced Stock Fund/Fidelity® Low-Priced Stock Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.37%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.15%

Total annual operating expenses	0.52%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$53
3 years	$167
5 years	$291
10 years	$653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

3	Prospectus

Fund Summary – continued

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

•	Potentially investing in stocks not considered low-priced.

•	Investing in domestic and foreign issuers.

•	Investing in either “growth” stocks or “value” stocks or both.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Prospectus	4

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.60%	June 30, 2009
Lowest Quarter Return	–15.81%	September 30, 2011
Year-to-Date Return	11.98%	June 30, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund
Return Before Taxes	–10.75%	4.63%	12.85%
Return After Taxes on Distributions	–13.13%	2.89%	11.47%
Return After Taxes on Distributions and Sale of Fund Shares	–4.39%	3.61%	10.72%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	–11.01%	4.41%	11.97%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the

fund’s manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

5	Prospectus

Fund Summary – continued

Portfolio Manager(s)

Joel Tillinghast (lead portfolio manager) has managed the fund since December 1989.

John Mirshekari (co-manager) has managed the fund since September 2011.

Shadman Riaz (co-manager) has managed the fund since September 2011. Morgen Peck (co-manager) has managed the fund since May 2016.

Sam Chamovitz (co-manager) has managed the fund since April 2017.

Salim Hart (co-manager) has managed the fund since April 2017.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®)

1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail
Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH	Cincinnati, OH
45277-0003	45277-0035

TDD—Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus	6

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

7	Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity® Low-Priced Stock Fund

seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund’s assets in low-priced stocks. Low-priced stocks are those that are priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share. For convertible preferred stocks, the Adviser may consider the price of the security itself or the price of the security into which it is convertible.

The fund’s strategy is based on the premise that low-priced stocks may offer significant growth potential because they are often overlooked by many investors or because the public is overly pessimistic about the issuer’s prospects. The fund’s strategy can lead to investments in small and medium-sized companies. The Adviser may also invest the fund’s assets in stocks not considered low-priced.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Prospectus	8

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

9	Prospectus

Fund Basics – continued

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity® Low-Priced Stock Fund

seeks capital appreciation.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Low-Priced Stock Fund

normally invests at least 80% of its assets in low-priced stocks.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Prospectus	10

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

11	Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity. com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Prospectus	12

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days.

Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

13	Prospectus

Shareholder Information – continued

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the

Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy).

Prospectus	14

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

15	Prospectus

Shareholder Information – continued

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus	16

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available.

Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

17	Prospectus

Shareholder Information – continued

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•	The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity. com or call 1-800-544-6666 for more information.

Prospectus	18

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses,

annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

19	Prospectus

Shareholder Information – continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

Prospectus	20

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity. com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

21	Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2018, the Adviser had approximately $338.9 billion in discretionary assets under management, and approximately $2.42 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-today responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of the Adviser. As of December 31, 2018, FMRC had approximately $918.8 billion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2018, FMR UK had approximately $20.2 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2018, FMR H.K. had approximately $15.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for the fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Joel Tillinghast is lead portfolio manager of the fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Prospectus	22

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Morgen Peck is co-manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the Russell 2000® Index.

Management Fee = Basic Fee +/- Performance Adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2019, the group fee rate was 0.24%. The individual fund fee rate is 0.35%.

23	Prospectus

Fund Services – continued

The basic fee for the fiscal year ended July 31, 2019, was 0.59% of the fund’s average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the Russell 2000® Index.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal year ended July 31, 2019, was 0.37% of the fund’s average net assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

The Adviser pays FMRC, FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s semi-annual report for the fiscal period ended January 31, 2019.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes the fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any

Prospectus	24

other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of a class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

25	Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Low-Priced Stock Fund
Years ended July 31,	2019	2018		2017		2016		2015
Selected Per–Share Data
Net asset value, beginning of period	$55.65	$54.38		$49.57		$52.65		$51.03

Income from Investment Operations
Net investment income (loss)A	.91	.80		.74		.59		.52
Net realized and unrealized gain (loss)	(1.69)	5.33		6.47		(1.44)		4.06

Total from investment operations	(.78)	6.13		7.21		(.85)		4.58

Distributions from net investment income	(.84)	(.79)		(.60)		(.62)		(.52)
Distributions from net realized gain	(5.00)	(4.06)		(1.80)		(1.61)		(2.44)

Total distributions	(5.84)	(4.86	)B	(2.40)		(2.23)		(2.96)

Redemption fees added to paid in capitalA	—	—		—	C	—	C	—	C

Net asset value, end of period	$49.03	$55.65		$54.38		$49.57		$52.65

Total ReturnD	(1.20)%	12.07%		15.17%		(1.48)%		9.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%	.62%		.67%		.88%		.79%
Expenses net of fee waivers, if any	.52%	.62%		.67%		.88%		.79%
Expenses net of all reductions	.51%	.62%		.67%		.88%		.79%
Net investment income (loss)	1.86%	1.48%		1.46%		1.24%		1.02%
Supplemental Data
Net assets, end of period (in millions)	$24,047	$28,809		$28,334		$28,524		$30,150
Portfolio turnover rateG,H	17%	11%		8%		9%		9%

A	Calculated based on average shares outstanding during the period.
B	Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

Prospectus	26

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Portfolio turnover rate excludes securities received or delivered in-kind.

27	Prospectus

Appendix – continued

Additional Index Information

Russell 2000® Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index.

Prospectus	28

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-00649

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2019 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.701609.123	LPS-PRO-0919

Fidelity Event Driven Opportunities Fund

(A Series of Fidelity Concord Street Trust)

Fidelity Low-Priced Stock Fund

(A Series of Fidelity Puritan Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 23, 2020

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Event Driven Opportunities Fund a series of Fidelity Concord Street Trust, by Fidelity Low-Priced Stock Fund, a series of Fidelity Puritan Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Low-Priced Stock Fund will acquire all of the assets of Fidelity Event Driven Opportunities Fund and assume all of Fidelity Event Driven Opportunities Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Low-Priced Stock Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity Low-Priced Stock Fund dated September 28, 2019 which was previously filed via EDGAR (Accession No. 0001379491-19-004170).

2.	The Statement of Additional Information of Fidelity Low-Priced Stock Fund dated September 28, 2019, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-19-004170).

3.	The Prospectus of Fidelity Event Driven Opportunities Fund dated June 29, 2019, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-19-003140).

4.	The Statement of Additional Information of Fidelity Event Driven Opportunities Fund dated June 29, 2019, which was previously filed via EDGAR (Accession No. 0001379491-19-003140).

5.

The Financial Statements included in the Annual Report of Fidelity Low-Priced Stock Fund for the fiscal year ended July 31, 2019, which were previously filed via EDGAR (Accession No. 0001379491-19-004142).

6.

The Financial Statements included in the Annual Report of Fidelity Event Driven Opportunities Fund for the fiscal year ended April 30, 2019, which were previously filed via EDGAR (Accession No. 0001379491-19-003119).

7.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity Event Driven Opportunities Fund for the fiscal period ended October 31, 2019 which were previously filed via EDGAR (Accession No. 0001379491-19-005384).

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this SAI because, as of February 29, 2020, the net asset value of Fidelity Event Driven Opportunities Fund does not exceed ten percent (10%) of the net asset value of Fidelity Low-Priced Stock Fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)

(1)	Amended and Restated Declaration of Trust, dated July 30, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 121.

(2)	Certificate of Amendment to the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 126.

(3)	Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 134.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between Fidelity Concord Street Trust: Fidelity Event Driven Opportunities Fund and Fidelity Puritan Trust: Fidelity Low-Priced Stock Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)

Articles III, VIII, X and XI of the Amended and Restated Declaration of Trust, dated July 30, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 121; and Article VIII of the Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 134.

(6)

(1)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Balanced Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 192.

(2)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Balanced K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 192.

(3)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Intrinsic Opportunities Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 192.

(4)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low-Priced Stock Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 192.

(5)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low-Priced Stock K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to as Exhibit (d)(5) of Post-Effective Amendment No. 192.

(6)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Puritan Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 192.

(7)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Puritan K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 192.

(8)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Intrinsic Opportunities Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 192.

(9)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Discovery Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 192.

(10)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Discovery K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 192.

(11)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(41) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(12)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(42) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(13)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(43) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(14)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(44) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(15)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(16)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(22) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(17)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(23) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(18)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(19)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(49) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(20)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(50) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(21)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(22)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(52) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(23)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(24)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(26) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(25)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(26)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(27)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(57) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(28)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(58) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(29)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(59) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(30)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(60) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(31)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(32)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(30) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(33)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(34)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(32) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(7)

(1)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 192.

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced K6 Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 192.

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Intrinsic Opportunities Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 192.

(4)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 192.

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock K6 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 192.

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 192.

(7)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan K6 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 192.

(8)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Intrinsic Opportunities Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 192.

(9)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 192.

(10)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery K6 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 192.

(11)

Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(12)

Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(13)

Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)

(1)

Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Low-Priced Stock K6 Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)

Custodian Agreement dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Low-Priced Stock Fund, Fidelity Series Intrinsic Opportunities Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)

Custodian Agreement dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Puritan Fund and Fidelity Puritan K6 Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(4)

Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(5)

Custodian Agreement dated January 1, 2007, between The Northern Trust Company and Fidelity Balanced Fund, Fidelity Balanced K6 Fund and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)

(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 192.

(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Class K is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 192.

(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced K6 Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 192.

(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 192.

(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 192.

(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Class K is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 192.

(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock K6 Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 192.

(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 192.

(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund: Class K is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 192.

(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan K6 Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 192.

(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 192.

(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 192.

(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Class K is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 192.

(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 192.

(15)

Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 18, 2018, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 169.

(16)

Schedule I (Equity), dated May 20, 2019, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 18, 2018, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 80.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Puritan Trust’s N-14.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters—To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated March 19, 2020, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	Power of Attorney, dated February 1, 2020, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of March 2020.

Fidelity Puritan Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith Stacie M. Smith		President and Treasurer (Principal Executive Officer)	March 23, 2020

/s/ John J. Burke III John J. Burke III		Chief Financial Officer (Principal Financial Officer)	March 23, 2020

* Jonathan Chiel	*	Trustee	March 23, 2020

* James C. Curvey	*	Trustee	March 23, 2020

* Dennis J. Dirks	*	Trustee	March 23, 2020

* Donald F. Donahue	*	Trustee	March 23, 2020

* Alan J. Lacy	*	Trustee	March 23, 2020

* Ned C. Lautenbach	*	Trustee	March 23, 2020

* Joseph Mauriello	*	Trustee	March 23, 2020

* Cornelia M. Small	*	Trustee	March 23, 2020

* Garnett A. Smith	*	Trustee	March 23, 2020

* David M. Thomas	*	Trustee	March 23, 2020

* By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated February 1, 2020 and filed herewith.